Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Fair Value Measurement

6. Fair Value Measurement

The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring basis according to the valuation techniques the Company uses to determine their fair value (in thousands):

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable Preferred Shares	$—	$—	$15,069	$15,069
Total fair value	$—	$—	$15,069	$15,069

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable Preferred Shares	$—	$—	$7,574	$7,574
Total fair value	$—	$—	$7,574	$7,574

As of March 31, 2021 and December 31, 2020, the carrying value of all other financial assets and liabilities approximated their respective fair values.

As of March 31, 2021 and December 31, 2020, the Company measured its redeemable preferred shares (the “preferred shares”) at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. The valuation of the preferred shares used assumptions and estimates that the Company believed would be made by a market participant in making the same valuation. The Company assessed these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates was obtained. Changes in the fair value of the preferred shares related to updated assumptions and estimates were recognized as a redeemable preferred shares fair value adjustment within the condensed consolidated statements of operations and comprehensive loss.

The preferred shares outstanding on March 31, 2021 and December 31, 2020 were valued using a scenario-based framework. Within each scenario, an income approach, specifically the discounted cash flow approach, was utilized based on the expected payoffs upon the conversion or redemption event, the estimated yield and the expected probability of occurrence, which management determined was a significant assumption. Using this approach, the Company determined that the fair value of the redeemable preferred shares was $15,069 thousand and $7,574 thousand as of March 31, 2021 and December 31, 2020, respectively. The Company noted that a change in the weighting of the expected forms of settlement would result in a change to the fair value ascribed to the redeemable preferred shares. See Note 7 — Redeemable Preferred Shares for further discussion on the preferred shares.

During 2020, the Company issued the 2020 Convertible Notes, of which seven were issued to third-party investors and two were issued to related parties. The Company elected to apply the fair value option to the 2020 Convertible Notes at the time they were first recognized. On July 2, 2020 and July 8, 2020, the 2020 Convertible Notes were settled. Prior to settlement, the 2020 Convertible Notes were valued using a scenario-based framework. This analysis assumed two scenarios that were weighted based on the likelihood of occurrence, one in which a qualified financing event occurred and the other in which no qualified financing event occurred and the 2020 Convertible Notes were redeemed at maturity.

On June 10, 2019, the Company entered into an agreement with a third-party investor (the “Investment Agreement”) to issue warrants in exchange for the investor funding cash investments in tranches to support the Company’s two battery projects for the period from the effective date of the agreement through September 30, 2021. The warrant liability was initially valued using a scenario-based framework that assumed varying levels of tranches of investments and the related equity valuation, which caused it to be classified as a Level 3 measurement within the fair value hierarchy. As of June 30, 2020, the Company measured its warrant liability using the indicated transaction price for the private placement that was finalized shortly after period end. This change in the valuation methodology was a result of the availability of inputs corroborated by an observable market transaction, which caused it to be classified as a Level 2 measurement within the fair value hierarchy. As of September 30, 2020, and through settlement on November 23, 2020, the Company measured the fair value of the warrant liability based on inputs corroborated by observable market transactions using the over-the-counter (“OTC”) trading price. The warrant liability was settled on November 23, 2020.

The following table presents changes in the Level 3 instruments measured at fair value for the three months ended March 31, 2021 and 2020, respectively (in thousands):

	For the three months ended March 31, 2021
	Redeemable	2020
	preferred	Convertible	Warrant
	shares	Notes	liability
Balance (beginning of period)	$7,574	$—	$—
Additions	7,500	—	—
Fair value measurement adjustments	(6)	—	—
Foreign currency exchange effects	1	—	—
Balance (end of period)	$15,069	$—	$—

	For the three months ended March 31, 2020
	Redeemable	2020
	preferred	Convertible	Warrant
	shares	Notes	liability
Balance (beginning of period)	$—	$—	$93
Additions	—	1,083	—
Accrued interest	—	8	—
Fair value measurement adjustments	—	(24)	66
Foreign currency exchange effects	—	(107)	(22)
Balance (end of period)	$—	$960	$137

8. Fair Value Measurement

The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring basis according to the valuation techniques the Company uses to determine their fair value (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Redeemable preferred shares	$—	$—	$7,574	$7,574
Total fair value	$—	$—	$7,574	$7,574

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liability	$—	$—	$93	$93
Total fair value	$—	$—	$93	$93

As of December 31, 2020 and 2019, the carrying value of all other financial assets and liabilities approximated their respective fair values.

As of December 31, 2020 and 2019, the Company measured its redeemable preferred shares (the “preferred shares”) and warrant liability for the Investment Agreement Warrants, respectively, at fair value based on significant inputs not observable in the market, which caused them to be classified as Level 3 measurements within the fair value hierarchy. The valuation of the preferred shares and warrant liability used assumptions and estimates that the Company believed would be made by a market participant in making the same valuation. The Company assessed these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates was obtained. Changes in the fair value of the preferred shares and warrant liability related to updated assumptions and estimates were recognized as a redeemable preferred shares fair value adjustment and warrant liability fair value adjustment, respectively, within the consolidated statements of operations and comprehensive loss.

The preferred shares outstanding on December 31, 2020 were valued using a scenario-based framework. Within each scenario, an income approach, specifically the discounted cash flow approach, was utilized based on the expected payoffs upon the conversion or redemption event, the estimated yield and the expected probability of occurrence, which management determined was a significant assumption. Using this approach, the Company determined that the fair value of the redeemable preferred shares as of December 31, 2020 was $7,574 thousand. The Company noted that a change in the weighting of the expected forms of settlement would result in a change to the fair value ascribed to the redeemable preferred shares. See Note 9 — Redeemable Preferred Shares for further discussion on the preferred shares. No preferred shares were outstanding as of December 31, 2019.

The 2020 Convertible Notes were settled on July 2, 2020 and July 8, 2020. See Note 6 — Convertible Debt for further information on the settlement of the 2020 Convertible Notes. Prior to settlement, the 2020 Convertible Notes were valued using a scenario-based framework. This analysis assumed two scenarios that were weighted based on the likelihood of occurrence, one in which a Qualified Financing Event occurred and the other in which no Qualified Financing Event occurred and the 2020 Convertible Notes were redeemed at maturity.

The warrant liability outstanding on December 31, 2019 was valued using a scenario-based framework. This analysis assumed varying levels of tranches of investments and the related equity valuation. Given information that was known and knowable as of December 31, 2019, the scenario-based analysis was heavily weighted towards the low scenario, which estimated the equity value of the Company using the cost approach. Based on an assumed equity value of $5,850 thousand, a term of one year, and a risk-free rate of -0.62%, the Company determined that the fair value of the warrant liability as of December 31, 2019 was $93 thousand. The Company noted that a decrease or increase in the estimated equity value of the Company would result in a corresponding lower or higher estimated fair value ascribed to the warrant liability.

As of June 30, 2020, the Company measured its warrant liability using the indicated transaction price for the private placement that was finalized shortly after period end. This change in the valuation methodology was a result of the availability of inputs corroborated by an observable market transaction, which caused it to be classified as a Level 2 measurement within the fair value hierarchy. As of September 30, 2020, and through settlement on November 23, 2020, the Company measured the fair value of the warrant liability based on inputs corroborated by observable market transactions using the over-the-counter (“OTC”) trading price.

The warrant liability was settled on November 23, 2020 as a result of the Termination Agreement discussed in Note 5 — Warrant Liability. The outstanding warrant liability was valued prior to settlement based on the 3,992,792 Investment Agreement Warrants the investor was entitled to and the OTC share price of the Company’s ordinary share as of November 23, 2020. Pursuant to the Termination Agreement, the warrant liability was settled for EUR 309 thousand ($360 thousand) payable in cash and the issuance of 2,208,865 ordinary shares, for which the value was calculated based on the OTC share price of NOK 4.30 per ordinary share.

The following table presents changes in the Level 3 warrant liability measured at fair value for the years ended December 31, 2020 and 2019, respectively (in thousands):

	For the year ended December 31, 2020
	Redeemable	2020	Warrant
	preferred shares	Convertible Notes	liability
Balance (beginning of year)	$—	$—	$93
Additions	7,500	1,531	76
Accrued interest	—	33	—
Fair value measurement adjustments	70	201	233
Foreign currency exchange effects	4	—	(6)
Transfer to Level 2	—	—	(396)
Settlements	—	(1,765)	—
Balance (end of year)	$7,574	$—	$—

	For the year ended December 31, 2019
	Redeemable	2020	Warrant
	preferred shares	Convertible Notes	liability
Balance (beginning of year)	$—	$—	$—
Additions	—	—	1,229
Accrued interest	—	—	—
Fair value measurement adjustments	—	—	(1,146)
Foreign currency exchange effects	—	—	10
Transfer to Level 2	—	—	—
Settlements	—	—	—
Balance (end of year)	$—	$—	$93